UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21380

           Flaherty & Crumrine/Claymore Total Return Fund Incorporated
               (Exact name of registrant as specified in charter)

                      301 E. Colorado Boulevard, Suite 720
                               Pasadena, CA 91101
               (Address of principal executive offices) (Zip code)

                               Donald F. Crumrine
                        Flaherty & Crumrine Incorporated
                      301 E. Colorado Boulevard, Suite 720
                               Pasadena, CA 91101
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 626-795-7300

                      Date of fiscal year end: November 30

                   Date of reporting period: February 28, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investment is attached herewith.

FLAHERTY & CRUMRINE/CLAYMORE TOTAL RETURN FUND

To the Shareholders of Flaherty & Crumrine/Claymore Total Return Fund:

     The new fiscal year began much like the previous year ended. For the three month period ended February 28, 2010, total return (principal change and income) on net asset value of the Fund was +10.9%. Over the same period, total return on market price of Fund shares was +23.6%.

     The strong performance came as credit markets continued to recover from the depths of the financial crisis last year. Economists and investors have expressed confidence that our financial system is back on track, and, although problems persist, seeds of recovery are in place. We share this view and encourage you to visit www.fcclaymore.com to read our Quarterly Economic Update.

     Over the past several quarters, the focus of these letters has been the financial crisis and its impact on the Fund's investment portfolio. We experienced gut-wrenching market weakness starting in the second half of 2008 and continuing into early 2009, only to watch prices rebound dramatically in the months since. Never before have we seen such extreme volatility over a relatively short time frame. We expect smoother waters ahead, but, as always, the future will be filled with challenges and opportunities.

     We will take advantage of this relative calm to review the market for preferred securities a bit more broadly than our typical quarterly letter. After turbulence, the time seems right to take a step back and regain some perspective on the market. Readers can compare these broad market comments to the Fund's investments summarized on the following pages.

     As of February 28, 2010, the market for preferred securities has grown to $378 billion(1) from $231 billion in 2005. The issues that comprise the market are far from homogeneous. An issuer is now able to tailor a preferred security to its specific financing needs by choosing from a wide range of features. Because of the variety of terms preferreds have, it has become easier to define a preferred by what it is not--a preferred security is not senior debt and it is not common stock.

     Fifteen percent of the market is "traditional" preferred, i.e. the distributions to investors are DIVIDENDS, and paid from after-tax income of the issuer. These distributions may have after-tax benefits to investors. 85% is "taxable" preferred that pay INTEREST(2); these payments are treated as interest expense for issuers and ordinary income for investors.

     Many features of preferred securities are especially beneficial to companies in highly-regulated industries. Preferred issues from utilities, banks and insurance companies comprise over 80% of the preferred market. Of course, as the experience of the past couple of years serves to remind us, regulators can contribute to problems at the companies they regulate. Nonetheless, regulators recognize the critical role of the preferred market, and have helped facilitate growth in the asset class.

     Despite a rash of downgrades during the financial crisis, the market is still comprised of mostly investment-grade issues. 64% of preferred issues are rated Baa or higher. A substantially larger portion of the preferred universe is comprised of issuers with SENIOR DEBT rated investment grade. For this reason, preferred securities are widely considered to be the highest yielding asset class of investment grade companies.

----------
(1) Market statistics used in this report, along with a wide range of additional information can be viewed by visiting the Flaherty & Crumrine website, www.preferredstockguide.com.

(2) We include preferred securities issued in the United States by foreign domiciled entities in the "taxable" category; many of these issues make distributions considered to be dividends for some types of investors.

     A word about credit analysis is in order. We have always based investment decisions on our internal credit research, and try to own credits that we believe are investment grade quality. Of course, credit analysis is more art than science, and no one does it perfectly, but we think our team does an outstanding job.

     Our focus is first and foremost on preferred securities. The objective of our credit analysis is to develop an in-depth opinion about the quality of each security in the Fund. This approach differs from the rating agencies, where the focus is primarily on the quality of an issuer's most senior debt. Once the senior debt rating is determined, a mechanical "notching" methodology is applied to rate subordinated classes of securities, such as the issuer's preferreds (rating agency methodology brings to mind the Bismarck quote, "laws are like sausages, it is better not to see them being made").

     Much has been made recently about potential conflicts at the public rating agencies. Whether the conflicts are real or perceived, the business model of the agencies is likely to change. Regardless of how one views the public rating agencies, we don't face those conflicts and care only about choosing the right investments for the Fund. We pay close attention to the public ratings, but our investment decisions are only made after we do our own homework.

     One additional question that should be on the minds of shareholders: can the Fund continue to produce double-digit quarterly returns? The answer shouldn't be surprising--it's not likely. By a variety of measures, in our view, the preferred market remains attractive relative to other asset classes. But the disparity is not as glaring as it was last spring and, in fact, is now approaching a range we consider normal.

     Of course, preferred security prices never experienced anything like the volatility they experienced during the recent financial crisis. Historically, investors have (quite properly) owned these securities for the income they produce; only recently have they attracted the attention of those more inclined toward casinos. Now that the economy is beginning to stabilize, the wrath of recent markets seems to have instilled a new sense of discipline and propriety on companies that lost their way. Nonetheless, we will continue to keep a close eye on how those companies adapt to this new environment.

     More information is always available on the Fund's website at www.fcclaymore.com.

Sincerely,


/s/ Donald F. Crumrine                  /s/ Robert M. Ettinger

Donald F. Crumrine                      Robert M. Ettinger
Chairman of the Board                   President
April 21, 2010

                     Flaherty & Crumrine/Claymore Total Return Fund Incorporated
                                                              PORTFOLIO OVERVIEW
                                                   FEBRUARY 28, 2010 (UNAUDITED)

FUND STATISTICS
---------------
Net Asset Value         $    15.58
Market Price            $    15.82
Premium                       1.54
Yield on Market Price         8.80%
Common Stock Shares
   Outstanding           9,776,333

MOODY'S RATINGS           % OF NET ASSETS+
-----------------------   ----------------
A                               10.4%
BBB                             61.4%
BB                              22.4%
Below "BB"                       2.0%
Not Rated                        1.2%
                                ----
Below Investment Grade*         17.5%

*    BELOW INVESTMENT GRADE BY BOTH MOODY'S AND S&P.

                                  (PIE CHART)

INDUSTRY CATEGORIES   % OF NET ASSETS+
-------------------   ----------------
Other                         5%
Banking                      38%
Utilities                    26%
Insurance                    25%
Energy                        5%
Financial Services            1%

TOP 10 HOLDINGS BY ISSUER   % OF NET ASSETS+
-------------------------   ----------------
Liberty Mutual Group               5.7%
Banco Santander                    5.4%
Capital One Financial              4.6%
Comerica                           3.6%
Dominion Resources                 3.5%
PNC Financial Services             3.5%
Metlife                            3.4%
Unum Group                         2.9%
Sovereign Bancorp                  2.6%
Axis Capital                       2.5%

                                         % OF NET ASSETS**+
                                         ------------------
Holdings Generating Qualified Dividend
   Income (QDI) for Individuals                 25%
Holdings Generating Income Eligible
   for the Corporate Dividend Received
   Deduction (DRD)                              15%

** THIS DOES NOT REFLECT YEAR-END RESULTS OR ACTUAL TAX CATEGORIZATION OF FUND DISTRIBUTIONS. THESE PERCENTAGES CAN, AND DO, CHANGE, PERHAPS SIGNIFICANTLY, DEPENDING ON MARKET CONDITIONS. INVESTORS SHOULD CONSULT THEIR TAX ADVISOR REGARDING THEIR PERSONAL SITUATION.

+    NET ASSETS INCLUDES ASSETS ATTRIBUTABLE TO THE USE OF LEVERAGE.

Flaherty & Crumrine/Claymore Total Return Fund Incorporated
PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2010 (UNAUDITED)

SHARES/$ PAR                                                                                           VALUE
------------                                                                                       ------------
PREFERRED SECURITIES -- 91.3%
               BANKING -- 37.8%
$ 4,850,000    Astoria Capital Trust I, 9.75% 11/01/29, Series B ...............................   $  5,046,866(1)
    444,755    Banco Santander, 10.50% Pfd., Series 10 .........................................     12,249,664**(1)(2)
               Barclays Bank PLC:
$ 4,100,000       6.278% .......................................................................      3,136,500**(1)(2)
     65,000       6.625% Pfd., Series 2 ........................................................      1,403,350**(1)(2)
     40,000       8.125% Pfd., Series 5 ........................................................      1,004,000**(2)
     10,000    BB&T Capital Trust V, 8.95% Pfd. ................................................        276,725
    125,000    BB&T Capital Trust VI, 9.60% Pfd. ...............................................      3,562,500(1)
     40,000    BB&T Capital Trust VII, 8.10% Pfd. ..............................................      1,044,000(1)
$ 7,590,000    Capital One Capital III, 7.686% 08/15/36 ........................................      7,142,190(1)
$ 1,000,000    Capital One Capital V, 10.25% 08/15/39 ..........................................      1,137,129(1)
$ 2,000,000    Capital One Capital VI, 8.875% 05/15/40 .........................................      2,136,832
$10,000,000    Colonial BancGroup, 7.114%, 144A**** ............................................         30,000++
$ 9,670,000    Comerica Capital Trust II, 6.576% 02/20/37 ......................................      8,098,625(1)
      7,000    FBOP Corporation, Adj. Rate Pfd., 144A**** ......................................         48,020*++
$ 1,200,000    Fifth Third Capital Trust IV, 6.50% 04/15/37 ....................................        966,000
      2,000    First Republic Preferred Capital Corporation, 10.50% Pfd., 144A**** .............      1,860,000(1)
      3,000    First Tennessee Bank, Adj. Rate Pfd., 144A**** ..................................      1,709,063*
$   500,000    First Tennessee Capital I, 8.07% 01/06/27, Series A .............................        444,062(1)
$   600,000    First Union Capital II, 7.95% 11/15/29 ..........................................        617,132(1)
          2    FT Real Estate Securities Company, 9.50% Pfd., 144A**** .........................      1,505,000
               Goldman Sachs:
$ 5,200,000       Capital II, 5.793% ...........................................................      4,173,000(1)
      1,500       STRIPES Custodial Receipts, Pvt. .............................................        915,000*
$ 1,000,000    HSBC USA Capital Trust II, 8.38% 05/15/27, 144A**** .............................        957,463(1)
    136,000    HSBC USA, Inc., Adj. Rate Pfd., Series D ........................................      3,169,140*(1)
$ 1,200,000    JPMorgan Chase Capital XXVII, 7.00% 11/01/39, Series AA .........................      1,223,328
     19,000    JPMorgan Chase Capital XXVIII, 7.20% Pfd. 12/22/39 ..............................        500,532
     48,600    Keycorp Capital X, 8.00% Pfd. ...................................................      1,214,514(1)
$ 1,000,000    Lloyds Banking Group PLC, 6.657%, 144A**** ......................................        535,000**(2)+
     25,000    Morgan Stanley Capital Trust VIII, 6.45% Pfd. 04/15/67 ..........................        546,750
$ 2,500,000    National City Preferred Capital Trust I, 12.00% .................................      2,853,725(1)
    151,059    PFGI Capital Corporation, 7.75% Pfd. ............................................      3,455,475(1)
     54,995    PNC Financial Services, 9.875% Pfd., Series F ...................................      1,612,041*(1)
     98,800    Sovereign Capital Trust V, 7.75% Pfd. 05/22/36 ..................................      2,411,955(1)
      3,000    Sovereign REIT, 12.00% Pfd., Series A, 144A**** .................................      3,427,500
$ 1,500,000    Wachovia Capital Trust III, 5.80% ...............................................      1,222,500(1)
     75,637    Wachovia Preferred Funding, 7.25% Pfd., Series A ................................      1,740,596

                     Flaherty & Crumrine/Claymore Total Return Fund Incorporated
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                   FEBRUARY 28, 2010 (UNAUDITED)

SHARES/$ PAR                                                                                           VALUE
------------                                                                                       ------------
PREFERRED SECURITIES -- (CONTINUED)
               BANKING -- (CONTINUED)
$ 2,800,000    Webster Capital Trust IV, 7.65% 06/15/37 ........................................   $  1,820,000
$ 1,000,000    Wells Fargo Capital XV, 9.75% ...................................................      1,090,700
                                                                                                   ------------
                                                                                                     86,286,877
                                                                                                   ------------
               FINANCIAL SERVICES -- 0.6%
$   250,000    Ameriprise Financial, Inc., 7.518% 06/01/66 .....................................        234,375
$ 3,000,000    Gulf Stream-Compass 2005 Composite Notes, 144A**** ..............................       1,147,890
               Lehman Brothers Holdings, Inc.:
     20,000       5.67% Pfd., Series D .........................................................          9,500*++
     85,000       7.95% Pfd. ...................................................................         11,645*++
                                                                                                   ------------
                                                                                                      1,403,410
                                                                                                   ------------
               INSURANCE -- 20.3%
$ 1,550,000    Ace Capital Trust II, 9.70% 04/01/30 ............................................      1,801,680(1)(2)
$ 1,661,000    AON Corporation, 8.205% 01/01/27 ................................................      1,760,328(1)
               Arch Capital Group Ltd.:
     25,750       7.875% Pfd., Series B ........................................................        645,359**(1)(2)
     36,300       8.00% Pfd., Series A .........................................................        918,844**(1)(2)
$ 1,550,000    AXA SA, 6.463%, 144A**** ........................................................      1,236,125**(1)(2)
     66,600    Axis Capital Holdings, 7.50% Pfd., Series B .....................................      5,702,625(1)(2)
    160,000    Delphi Financial Group, 7.376% Pfd. 05/15/37 ....................................      3,210,000(1)
$ 5,645,000    Everest Re Holdings, 6.60% 05/15/37 .............................................      4,544,225(1)
               Liberty Mutual Group:
$ 2,500,000       7.80% 03/15/37, 144A**** .....................................................      2,162,500(1)
$ 7,300,000       10.75% 06/15/58, 144A**** ....................................................      7,957,000
$ 4,750,000    MetLife Capital Trust X, 9.25% 04/08/38, 144A**** ...............................      5,320,000(1)
    101,000    MetLife, Inc., 6.50% Pfd., Series B .............................................      2,495,963*(1)
    125,000    Principal Financial Group, 6.518% Pfd., Series B ................................      2,826,563*
    109,000    Scottish Re Group Ltd., 7.25% Pfd. ..............................................        639,013**(2)+
$ 3,615,000    USF&G Capital, 8.312% 07/01/46, 144A**** ........................................      3,744,966(1)
$ 1,800,000    XL Capital Ltd., 6.50%, Series E ................................................      1,428,840(2)
                                                                                                   ------------
                                                                                                     46,394,031
                                                                                                   ------------
               UTILITIES -- 26.2%
     33,700    Baltimore Gas & Electric Company, 6.70% Pfd., Series 1993 .......................      3,295,230*(1)
    105,000    Calenergy Capital Trust III, 6.50% Pfd. 09/01/27 ................................      4,803,750(1)
$ 3,700,000    COMED Financing III, 6.35% 03/15/33 .............................................      3,027,199(1)
     66,170    Constellation Energy Group, Inc., 8.625% Pfd. 06/15/63, Series A ................      1,727,037(1)

Flaherty & Crumrine/Claymore Total Return Fund Incorporated
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2010 (UNAUDITED)

SHARES/$ PAR                                                                                           VALUE
------------                                                                                       ------------
PREFERRED SECURITIES -- (CONTINUED)
               UTILITIES -- (CONTINUED)
$ 2,500,000    Dominion Resources Capital Trust I, 7.83% 12/01/27 ..............................   $  2,588,492(1)
               Dominion Resources, Inc.:
$ 3,500,000       7.50% ........................................................................      3,469,329(1)
     66,000       8.375% Pfd., Series A ........................................................      1,877,700(1)
     83,000    Entergy Arkansas, Inc., 6.45% Pfd. ..............................................      1,849,348*(1)
     50,000    Entergy Louisiana, Inc., 6.95% Pfd. .............................................      4,689,065*(1)
     39,623    FPC Capital I, 7.10% Pfd., Series A .............................................      1,012,070(1)
               FPL Group Capital, Inc.:
$ 2,500,000       6.65% 06/15/67 ...............................................................      2,328,265(1)
$ 1,000,000       7.30% 09/01/67, Series D .....................................................        993,912
     55,000    Georgia Power Company, 6.50% Pfd., Series 2007A .................................      5,565,313*(1)
     30,445    Indianapolis Power & Light Company, 5.65% Pfd. ..................................      2,640,154*(1)
$ 5,000,000    PECO Energy Capital Trust IV, 5.75% 06/15/33 ....................................      4,040,460(1)
$ 6,000,000    Puget Sound Energy, Inc., 6.974% 06/01/67 .......................................      5,346,888(1)
     15,000    Southern California Edison, 6.00% Pfd., Series C ................................      1,366,875*(1)
$ 4,850,000    Southern Union Company, 7.20% 11/01/66 ..........................................      4,377,125(1)
      5,000    Union Electric Company, $7.64 Pfd. ..............................................        500,938*
$ 4,605,000    Wisconsin Energy Corporation, 6.25% 05/15/67 ....................................      4,254,127(1)
                                                                                                   ------------
                                                                                                     59,753,277
                                                                                                   ------------
               ENERGY -- 4.7%
$ 5,600,000    Enbridge Energy Partners LP, 8.05% 10/01/37 .....................................      5,537,829(1)
               Enterprise Products Partners:
$   650,000       7.00% 06/01/67 ...............................................................        590,139
$   500,000       7.034% 01/15/68 ..............................................................        474,449(1)
$ 4,000,000       8.375% 08/01/66, Series A ....................................................      4,049,960
                                                                                                   ------------
                                                                                                     10,652,377
                                                                                                   ------------
               MISCELLANEOUS INDUSTRIES -- 1.7%
     40,000    Ocean Spray Cranberries, Inc., 6.25% Pfd., 144A**** .............................      2,903,752*(1)
$ 1,000,000    Stanley Works, 5.902% 12/01/45 ..................................................        919,167(1)
                                                                                                   ------------
                                                                                                      3,822,919
                                                                                                   ------------
               TOTAL PREFERRED SECURITIES
                  (Cost $218,110,956) ..........................................................    208,312,891
                                                                                                   ------------

                     Flaherty & Crumrine/Claymore Total Return Fund Incorporated
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                   FEBRUARY 28, 2010 (UNAUDITED)

SHARES/$ PAR                                                                                           VALUE
------------                                                                                       ------------
CORPORATE DEBT SECURITIES -- 6.1%
               FINANCIAL SERVICES -- 0.4%
     15,000    Ameriprise Financial, Inc., 7.75% 06/15/39 ......................................   $    388,838
$ 4,726,012    Lehman Brothers, Guaranteed Note, Variable Rate, 12/16/16, 144A**** .............        581,299++
                                                                                                   ------------
                                                                                                        970,137
                                                                                                   ------------
               INSURANCE -- 4.2%
$ 3,400,000    Liberty Mutual Insurance, 7.697% 10/15/97, 144A**** .............................      2,988,848(1)
$ 7,000,000    UnumProvident Corporation, 7.25% 03/15/28, Senior Notes .........................      6,659,457(1)
                                                                                                   ------------
                                                                                                      9,648,305
                                                                                                   ------------
               MISCELLANEOUS INDUSTRIES -- 1.2%
     16,500    Corp-Backed Trust Certificates, 7.00% 11/15/28, Series Sprint ...................        317,625(1)
               Pulte Homes, Inc.:
     25,844       7.375% 06/01/46 ..............................................................        532,968
$ 2,160,000       7.875% 06/15/32 ..............................................................      1,971,000(1)
                                                                                                   ------------
                                                                                                      2,821,593
                                                                                                   ------------
               REAL ESTATE INVESTMENT TRUST (REIT) -- 0.3%
$   500,000    Duke Realty LP, 8.25% 08/15/19 ..................................................        549,348
                                                                                                   ------------
                                                                                                        549,348
                                                                                                   ------------
               TOTAL CORPORATE DEBT SECURITIES
                  (Cost $18,646,426) ...........................................................     13,989,383
                                                                                                   ------------
COMMON STOCK -- 0.2%
               BANKING -- 0.2%
     13,500    CIT Group, Inc. .................................................................        491,805*+
                                                                                                   ------------
               TOTAL COMMON STOCK
                  (Cost $2,533,093) ............................................................        491,805
                                                                                                   ------------
MONEY MARKET FUND -- 2.6%
  5,780,173    BlackRock Provident Institutional, T-Fund .......................................      5,780,173
                                                                                                   ------------
               TOTAL MONEY MARKET FUND
                  (Cost $5,780,173) ............................................................      5,780,173
                                                                                                   ------------

Flaherty & Crumrine/Claymore Total Return Fund Incorporated
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2010 (UNAUDITED)

                                                                                                       VALUE
                                                                                                   ------------
TOTAL INVESTMENTS (Cost $245,070,648***) ............................................   100.2%     $228,574,252
OTHER ASSETS AND LIABILITIES (Net) ..................................................    (0.2)%        (485,305)
                                                                                        -----      ------------
NET ASSETS BEFORE LOAN ..............................................................   100.0%+++  $228,088,947
                                                                                        -----      ------------
LOAN PRINCIPAL BALANCE .........................................................................    (75,800,000)
                                                                                                   ------------
TOTAL NET ASSETS AVAILABLE TO COMMON STOCK .....................................................   $152,288,947
                                                                                                   ============

----------
* Securities eligible for the Dividends Received Deduction and distributing Qualified Dividend Income.

**   Securities distributing Qualified Dividend Income only.

***  Aggregate cost of securities held.

**** Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At February 28, 2010, these securities amounted to $38,114,426 or 16.7% of net assets before the loan. These securities have been determined to be liquid under the guidelines established by the Board of Directors.

(1) All or a portion of this security is pledged as collateral for the Fund's loan. The total value of such securities was $164,291,851 at February 28, 2010.

(2)  Foreign Issuer.

+    Non-income producing.

++ The issuer has filed for bankruptcy protection. As a result, the Fund may not be able to recover the principal invested and also does not expect to receive income on this security going forward.

+++ The percentage shown for each investment category is the total value of that category as a percentage of total net assets before the loan.

ABBREVIATIONS:

PFD.    -- Preferred Securities
PVT.    -- Private Placement Securities
REIT    -- Real Estate Investment Trust
STRIPES -- Structured Residual Interest Preferred Enhanced Securities

                     Flaherty & Crumrine/Claymore Total Return Fund Incorporated
                 STATEMENT OF CHANGES IN NET ASSETS AVAILABLE TO COMMON STOCK(1) FOR THE PERIOD FROM DECEMBER 1, 2009 THROUGH FEBRUARY 28, 2010 (UNAUDITED)

                                                                                       VALUE
                                                                                    -----------
OPERATIONS:
   Net investment income .......................................................    $  3,611,532
   Net realized gain/(loss) on investments sold during the period ..............        (838,403)
   Change in net unrealized appreciation/depreciation of investments ...........      12,328,577
                                                                                    ------------
   NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ........................      15,101,706
DISTRIBUTIONS:
   Dividends paid from net investment income to Common Stock Shareholders(2) ...      (3,402,164)
                                                                                    ------------
   TOTAL DISTRIBUTIONS TO COMMON STOCK SHAREHOLDERS ............................      (3,402,164)
                                                                                    ------------
NET INCREASE IN NET ASSETS AVAILABLE TO COMMON STOCK FOR THE PERIOD ............    $ 11,699,542
                                                                                    ============
NET ASSETS AVAILABLE TO COMMON STOCK:
   Beginning of period .........................................................    $140,589,405
   Net increase in net assets during the period ................................      11,699,542
                                                                                    ------------
   End of period ...............................................................    $152,288,947
                                                                                    ============

----------
(1) These tables summarize the three months ended February 28, 2010 and should be read in conjunction with the Fund's audited financial statements, including footnotes, in its Annual Report dated November 30, 2009.

(2)  May include income earned, but not paid out, in prior fiscal year.

Flaherty & Crumrine/Claymore Total Return Fund Incorporated
FINANCIAL HIGHLIGHTS(1)
FOR THE PERIOD FROM DECEMBER 1, 2009 THROUGH FEBRUARY 28, 2010 (UNAUDITED) FOR A COMMON STOCK SHARE OUTSTANDING THROUGHOUT THE PERIOD.


PER SHARE OPERATING PERFORMANCE:
   Net asset value, beginning of period ........................................    $    14.38
                                                                                    ----------
INVESTMENT OPERATIONS:
   Net investment income .......................................................          0.37
   Net realized and unrealized gain/(loss) on investments. .....................          1.18
                                                                                    ----------
   Total from investment operations ............................................          1.55
                                                                                    ----------
DISTRIBUTIONS TO COMMON STOCK SHAREHOLDERS:
   From net investment income ..................................................         (0.35)
                                                                                    ----------
   Total distributions to Common Stock Shareholders ............................         (0.35)
                                                                                    ----------
   Net asset value, end of period ..............................................    $    15.58
                                                                                    ==========
   Market value, end of period .................................................    $    15.82
                                                                                    ==========
   Common Stock shares outstanding, end of period ..............................     9,776,333
                                                                                    ==========
RATIOS TO AVERAGE NET ASSETS AVAILABLE TO COMMON STOCK SHAREHOLDERS:
   Net investment income+ ......................................................          9.88%*
   Operating expenses including interest expense ...............................          2.12%*
   Operating expenses excluding interest expense ...............................          1.46%*
SUPPLEMENTAL DATA:++
   Portfolio turnover rate .....................................................             4%**
   Net assets before loan, end of period (in 000's) ............................    $  228,089
   Ratio of operating expenses including interest expense to
      net assets before loan ...................................................          1.43%*
   Ratio of operating expenses excluding interest expense to
      net assets before loan ...................................................          0.98%*

----------
(1) These tables summarize the three months ended February 28, 2010 and should be read in conjunction with the Fund's audited financial statements, including footnotes, in its Annual Report dated November 30, 2009.

*    Annualized.

**   Not annualized.

+ The net investment income ratios reflect income net of operating expenses, including interest expense.

++ Information presented under heading Supplemental Data includes loan principal balance.

                     Flaherty & Crumrine/Claymore Total Return Fund Incorporated
                                                FINANCIAL HIGHLIGHTS (CONTINUED)
                                           PER SHARE OF COMMON STOCK (UNAUDITED)

                                       TOTAL                                      DIVIDEND
                                     DIVIDENDS    NET ASSET       NYSE          REINVESTMENT
                                       PAID         VALUE      CLOSING PRICE       PRICE(1)
                                     ---------    ---------    -------------    ------------
December 31, 2009 ................    $0.1160      $14.97         $14.52          $14.64
January 29, 2010 .................     0.1160       15.52          14.87           14.98
February 26, 2010 ................     0.1160       15.58          15.82           15.58

----------
(1) Whenever the net asset value per share of the Fund's Common Stock is less than or equal to the market price per share on the reinvestment date, new shares issued will be valued at the higher of net asset value or 95% of the then current market price. Otherwise, the reinvestment shares of Common Stock will be purchased in the open market.

Flaherty & Crumrine/Claymore Total Return Fund Incorporated
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.   AGGREGATE INFORMATION FOR FEDERAL INCOME TAX PURPOSES

     At February 28, 2010 the aggregate cost of securities for federal income tax purposes was $245,629,787, the aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost was $20,349,413 and the aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value was $37,404,948.

2.   ADDITIONAL ACCOUNTING STANDARDS

     FAIR VALUE MEASUREMENT: The inputs and valuation techniques used to measure fair value of the Fund's investments are summarized into three levels as described in the hierarchy below:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund's investments as of February 28, 2010 is as follows:

                                                                             LEVEL 2         LEVEL 3
                                           TOTAL             LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                          VALUE AT           QUOTED        OBSERVABLE     UNOBSERVABLE
                                     FEBRUARY 28, 2010        PRICE          INPUTS           INPUTS
                                     -----------------    ------------    ------------    ------------
Preferred Securities
   Banking                             $ 86,286,877       $ 50,311,446    $ 35,927,411     $    48,020
   Financial Services                     1,403,410                 --         255,520       1,147,890
   Insurance                             46,394,031         17,816,070      28,577,961              --
   Utilities                             59,753,277          8,086,136      51,667,141              --
   Energy                                10,652,377                 --      10,652,377              --
   Miscellaneous Industries               3,822,919                 --       3,822,919              --
Corporate Debt Securities                13,989,383          1,239,431      12,168,653         581,299
Common Stock
   Banking                                  491,805            491,805              --              --
Money Market Fund                         5,780,173          5,780,173              --              --
                                       ------------       ------------    ------------     -----------
Total Investments                      $228,574,252       $ 83,725,061    $143,071,982     $ 1,777,209
                                       ============       ============    ============     ===========

                     Flaherty & Crumrine/Claymore Total Return Fund Incorporated
                           NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

     The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

                                                                 PREFERRED SECURITIES
                                                                ---------------------
                                                                            FINANCIAL    CORPORATE DEBT
                                           TOTAL INVESTMENTS    BANKING     SERVICES       SECURITIES
                                           -----------------    -------    ----------    --------------
BALANCE AS OF 11/30/09                         $1,237,309       $38,500    $  703,050       $495,759
Accrued discounts/premiums                             --            --            --             --
Realized gain/(loss)                                   --            --            --             --
Change in unrealized appreciation/
   (depreciation)                                 539,900         9,520       444,840         85,540
Net purchases/(sales)                                  --            --            --             --
Transfers in and/or out of Level 3                     --            --            --             --
                                               ----------       -------    ----------       --------
BALANCE AS OF 2/28/10                          $1,777,209       $48,020    $1,147,890       $581,299

     For the period ended February 28, 2010, total change in unrealized gain/(loss) on Level 3 securities still held at period end and included in the change in net assets was $539,900.

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DIRECTORS

   Donald F. Crumrine, CFA
      Chairman of the Board
   David Gale
   Morgan Gust
   Karen H. Hogan
   Robert F. Wulf, CFA

OFFICERS

   Donald F. Crumrine, CFA
      Chief Executive Officer
   Robert M. Ettinger, CFA
      President
   R. Eric Chadwick, CFA
      Chief Financial Officer,
      Vice President and Treasurer
   Chad C. Conwell
      Chief Compliance Officer,
      Vice President and Secretary
   Bradford S. Stone
      Vice President and
      Assistant Treasurer
   Laurie C. Lodolo
      Assistant Compliance Officer,
      Assistant Treasurer and
      Assistant Secretary

INVESTMENT ADVISER

   Flaherty & Crumrine Incorporated
   e-mail: flaherty@pfdincome.com

SERVICING AGENT

   Claymore Securities, Inc.
   1-866-233-4001

QUESTIONS CONCERNING YOUR SHARES OF FLAHERTY &
   CRUMRINE/CLAYMORE TOTAL RETURN FUND?

     -    If your shares are held in a Brokerage Account, contact your Broker.

     - If you have physical possession of your shares in certificate form, contact the Fund's Transfer Agent --

             PNC Global Investment Servicing
             (U.S.) Inc.
             1-800-331-1710

THIS REPORT IS SENT TO SHAREHOLDERS OF FLAHERTY & CRUMRINE/CLAYMORE TOTAL RETURN FUND INCORPORATED FOR THEIR INFORMATION. IT IS NOT A PROSPECTUS, CIRCULAR OR REPRESENTATION INTENDED FOR USE IN THE PURCHASE OR SALE OF SHARES OF THE FUND OR OF ANY SECURITIES MENTIONED IN THIS REPORT.

                       (FLAHERTY & CRUMRINE/CLAYMORE LOGO)

                           FLAHERTY & CRUMRINE/CLAYMORE
                                TOTAL RETURN FUND

                                Quarterly Report

                                February 28, 2010

                               www.fcclaymore.com

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Flaherty & Crumrine/Claymore Total Return Fund Incorporated


By (Signature and Title)*  /s/ Donald F. Crumrine
                           -----------------------------------------------------
                           Donald F. Crumrine, Director, Chairman of the Board and Chief Executive Officer
                           (principal executive officer)

Date April 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Donald F. Crumrine
                           -----------------------------------------------------
                           Donald F. Crumrine, Director, Chairman of the Board and Chief Executive Officer
                           (principal executive officer)

Date April 26, 2010


By (Signature and Title)*  /s/ R. Eric Chadwick
                           -----------------------------------------------------
                           R. Eric Chadwick, Chief Financial Officer, Treasurer and Vice President
                          (principal financial officer)

Date April 26, 2010

* Print the name and title of each signing officer under his or her signature.